Inventories - Summary of Changes in the Provision for Slow Moving and Obsolete Raw Materials and Finished Products (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Beginning balance	€ 16,406	€ 15,568
Additions	480	1,819
Reductions	(1,900)	(981)
Ending balance	€ 14,986	€ 16,406